SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Segments [Abstract]
Profit / (loss) before tax	$ 216	$ 243	$ 445	$ 438
Depreciation	421	389	837	804
Amortization	81	86	153	178
Impairment (loss) / reversal	3	1	9	1
Gain / (loss) on disposal of non-current assets	0	6	4	12
Finance costs	164	184	330	391
Finance income	(3)	(6)	(5)	(15)
Other non-operating gain / (loss)	(2)	(86)	(7)	(101)
Net foreign exchange (gain) / loss	(1)	(8)	(11)	21
Total Adjusted EBITDA	$ 879	$ 809	$ 1,755	$ 1,729